                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number 811-21188


                   PIMCO California Municipal Income Fund III
                   ------------------------------------------
               (Exact name of registrant as specified in charter)


        1345 Avenue of the Americas, New York, New York       10105
        -------------------------------------------------------------
            (Address of principal executive offices)       (Zip code)


  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 212-739-3371


Date of fiscal year end: September 30


Date of reporting period: March 31


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Report to Shareholders


               ----------------------------------------------------


                               Semi-Annual Report
                                          3.31.04

                   PIMCO Municipal Income Fund III
                   PIMCO California Municipal Income Fund III
                   PIMCO New York Municipal Income Fund III


               ----------------------------------------------------




[PMX LISTED NYSE LOGO]         CONTENTS

                               Letter to Shareholders .........................1

                               Performance Summary and Statistics ...........2-4

[PZC LISTED NYSE LOGO]         Schedules of Investments ....................5-20

                               Statements of Assets and Liabilities ..........22

                               Statements of Operations ......................23

[PYN LISTED NYSE LOGO]         Statements of Changes in Net Assets ........24-25

                               Notes to Financial Statements ..............26-31

                               Financial Highlights .......................32-34

                               Annual Shareholder Meeting Results ............35

PIMCO MUNICIPAL INCOME FUNDS III LETTER TO SHAREHOLDERS




                                                                    May 14, 2004

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III ("PIMCO Municipal Income Funds III" or the "Funds") for the six months ended March 31, 2004.

Please refer to the following pages for specific information for each of the PIMCO Municipal Income III Funds. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our web site--www.pimcoadvisors.com.

We at the Funds, together with PA Fund Management LLC (formerly PIMCO Advisors Fund Management LLC), the Funds' investment manager and Pacific Investment Management Co. LLC, the Funds' sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.



Sincerely,



/s/ Stephen Treadway                      /s/ Brian S. Shlissel

Stephen Treadway                          Brian S. Shlissel
Chairman                                  President, Chief Executive Officer








                   3.31.04 PIMCO Municipal Income Funds III Semi-Annual Report 1

PIMCO MUNICIPAL INCOME FUND III PERFORMANCE SUMMARY AND STATISTICS March 31, 2004 (unaudited)

--------------------------------------------------------------------------------
SYMBOL:                       PRIMARY INVESTMENTS:          INCEPTION DATE:
PMX                           Municipal fixed-income        October 31, 2002
                              securities, the interest
OBJECTIVE:                    from which is exempt          TOTAL NET ASSETS(1):
To provide income exempt      from federal income tax.      $719.3 million
from federal income tax.
                                                            PORTFOLIO MANAGER:
                                                            Mark McCray
--------------------------------------------------------------------------------


TOTAL RETURN(2):                        MARKET PRICE            NET ASSET VALUE
--------------------------------------------------------------------------------
Six Months                                  7.06%                     6.75%
1 Year                                     10.00%                     8.62%
Commencement of Operations (10/31/02)
    to 3/31/04                              4.97%                     7.39%


COMMON SHARE PRICE PERFORMANCE:                MARKET PRICE/NET ASSET VALUE:
Commencement of Operations (10/31/02)          ---------------------------------
    to 3/31/04                                 Market Price               $14.68
o Market Price                                 Net Asset Value            $14.49
o Net Asset Value                              Premium to Net Asset Value  1.31%
                                               Market Price Yield(3)       6.79%
            [GRAPH OMITTED]

(1)  Inclusive of net assets attributable to Preferred Shares outstanding.
(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all of the Fund's income dividends have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period more than one year represents the average annual total return.

     An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.
(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at March 31, 2004.


2 PIMCO Municipal Income Funds III Semi-Annual Report 3.31.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III PERFORMANCE SUMMARY AND STATISTICS March 31, 2004 (unaudited)

--------------------------------------------------------------------------------
SYMBOL:                   PRIMARY INVESTMENTS:             INCEPTION DATE:
PZC                       Municipal fixed-income           October 31, 2002
                          securities, the interest from
OBJECTIVE:                which is exempt from federal     TOTAL NET ASSETS(1):
To provide current        and California state income      $486.3 million
income exempt from        tax.
federal and California                                     PORTFOLIO MANAGER:
state income tax.                                          Mark McCray

--------------------------------------------------------------------------------


TOTAL RETURN(2):                        MARKET PRICE            NET ASSET VALUE
--------------------------------------------------------------------------------
Six Months                                  7.87%                    9.02%
1 Year                                      7.19%                    7.98%
Commencement of Operations (10/31/02)
    to 3/31/04                              2.42%                    5.52%

COMMON SHARE PRICE PERFORMANCE:              MARKET PRICE/NET ASSET VALUE:
Commencement of Operations (10/31/02)        ---------------------------------
    to 3/31/04                               Market Price               $14.19
o Market Price                               Net Asset Value            $14.15
o Net Asset Value                            Premium to Net Asset Value  0.28%
                                             Market Price Yield(3)       6.77%

           [GRAPH OMITTED]

(1)  Inclusive of net assets attributable to Preferred Shares outstanding.
(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all of the Fund's income dividends have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period more than one year represents the average annual total return.

     An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.
(3) Market price yield is determined by dividing the annualized per share dividend payable to common shareholders by the market price per common share at March 31, 2004.


                   3.31.04 PIMCO Municipal Income Funds III Semi-Annual Report 3

PIMCO NEW YORK MUNICIPAL INCOME FUND III PERFORMANCE SUMMARY AND STATISTICS March 31, 2004 (unaudited)

--------------------------------------------------------------------------------
SYMBOL:                      PRIMARY INVESTMENTS:           INCEPTION DATE:
PYN                          Municipal fixed-income         October 31, 2002
                             securities, the interest from
OBJECTIVE:                   which is exempt from federal,  TOTAL NET ASSETS(1):
To provide current income    New York state and New York    $126.4 million
exempt from federal,         City income tax.
New York state and                                          PORTFOLIO MANAGER:
New York City income tax.                                   Mark McCray
--------------------------------------------------------------------------------

TOTAL RETURN(2):                        MARKET PRICE            NAV
--------------------------------------------------------------------------------
Six Months                                 11.04%               6.63%
1 Year                                     14.37%              10.20%
Commencement of Operations (10/31/02)
    to 3/31/04                              4.80%               7.64%

COMMON SHARE PRICE PERFORMANCE:                NET ASSET VALUE/MARKET PRICE:
Commencement of Operations (10/31/02)          ---------------------------------
    to 3/31/04                                 Market Price               $14.69
o at Market Price                              Net Asset Value            $14.59
o at Net Asset Value                           Premium to Net Asset Value  0.69%
                                               Market Price Yield(3)       6.54%

                [GRAPH OMITTED]

(1)  Inclusive of net assets attributable to Preferred Shares outstanding.
(2) Past performance is no guarantee of future results. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all of the Fund's income dividends have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period more than one year represents the average annual return.

     An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.
(3) Market price yield is determined by dividing the annualized per share dividend payable to common shareholders by the market price per common share at March 31, 2004.


4 PIMCO Municipal Income Funds III Semi-Annual Report 3.31.04

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2004 (unaudited)

 Principal
  Amount                                                                         Credit Ratings
   (000)                                                                         (Moody's/ S&P)      Value
--------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES--94.3%
           ALABAMA--1.6%
 $ 9,560   Birmingham, GO, 5.00%, 12/1/27-12/1/32, Ser. B (AMBAC)                    Aaa/AAA      $ 9,884,762
   1,500   Colbert Cnty., Northwest Health Care Auth., Health Care
             Facs. 5.75%, 6/1/27                                                     Baa3/NR        1,475,370
                                                                                                  -----------
                                                                                                   11,360,132
                                                                                                  -----------
           ALASKA--1.8%
           State Housing Finance Corp.,
  11,400     5.00%, 12/1/33-12/1/39, Ser. A                                          Aaa/AAA       11,508,600
   1,000     5.25%, 6/1/32, Ser. C (MBIA)                                            Aaa/AAA        1,014,790
                                                                                                  -----------
                                                                                                   12,523,390
                                                                                                  -----------
           ARIZONA--0.6%
   2,200   Health Facs. Auth. Hospital Syst. Rev., 7.00%, 12/1/25                    NR/BBB         2,416,172
   1,500   Maricopa Cnty. Pollution Control Corp., Pollution Control
             Rev., 5.05%, 5/1/29 (AMBAC)                                             Aaa/AAA        1,562,430
                                                                                                  -----------
                                                                                                    3,978,602
                                                                                                  -----------
           CALIFORNIA--6.8%
  48,585   Golden State Tobacco Securitization Corp., Tobacco Settlement
             Rev., 6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003 A-1                        Baa2/BBB       47,758,191
                                                                                                  -----------
           COLORADO--4.4%
           El Paso Cnty., CP,
   4,555     5.00%, 12/1/23-12/1/27, Ser. A (AMBAC)                                  Aaa/AAA        4,748,305
   3,225     5.00%, 12/1/23-12/1/27, Ser. B (AMBAC)                                  Aaa/AAA        3,366,228
   1,500   Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)                Aaa/NR         1,563,015
   3,000   La Plata Cnty. School Dist. No. 9-R, Durango, GO, 5.25%,
             11/1/23-11/1/25 (MBIA)                                                  Aaa/NR         3,206,150
   4,000   Saddle Rock Met. Dist., GO, 5.35%, 12/1/31 (Radian)                        NR/AA         4,118,640
   3,500   School Mines Aux. Facs. Rev., 5.00%, 12/1/37 (AMBAC)                      Aaa/AAA        3,608,920
   9,955   Springs Utilities Rev., 5.00%, 11/15/30, Ser. B                           Aa2/AA        10,364,350
                                                                                                  -----------
                                                                                                   30,975,608
                                                                                                  -----------
           FLORIDA--6.0%
   8,000   Highlands Cnty., Health Facs. Auth., Rev., 5.25%, 11/15/23, Ser. B         A3/A          8,177,440
   2,500   Hillsborough Cnty. Industrial Dev. Auth., Hospital Rev., 5.25%,
             10/1/34, Ser. B                                                         Baa1/NR        2,554,325
   1,485   Julington Creek Plantation Community Dev. Dist., Assessment
             Rev., 5.00%, 5/1/29 (MBIA)                                              Aaa/AAA        1,549,880
   1,000   Orange Cnty., Housing Finance Auth. Multifamily Rev., 5.25%,
             1/1/28, Ser. G (FNMA)                                                   Aaa/NR         1,028,860
  15,000   Pinellas Cnty., Health Facs. Auth. Rev., 5.50%, 11/15/33                   A1/NR        15,631,800
   7,500   South Miami Health Facs. Auth., Hospital Rev., 5.25%, 11/15/33            Aa3/A+         7,701,900
   5,615   Tampa, Water & Sewer Rev., 5.00%, 10/1/26, Ser. A                         Aa2/AA         5,859,589
                                                                                                  -----------
                                                                                                   42,503,794
                                                                                                  -----------

                   3.31.04 PIMCO Municipal Income Funds III Semi-Annual Report 5

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2004 (unaudited) (continued)

  Principal
   Amount                                                                         Credit Ratings
    (000)                                                                         (Moody's/ S&P)       Value
--------------------------------------------------------------------------------------------------------------
             GEORGIA--0.6%
 $   4,000   Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)              Aaa/AAA      $  4,151,280
                                                                                                   ------------
             IDAHO--1.0%
     6,750   State Building Auth. Building Rev., 5.00%, 9/1/33-9/1/43, Ser. A
               (XLCA)                                                                 Aaa/AAA         6,976,593
                                                                                                   ------------
             ILLINOIS--8.2%
     2,250   Chicago, GO, 5.00%, 1/1/31, Ser. A (MBIA)                                Aaa/AAA         2,312,325
             Chicago Board of Education, GO,
       500     zero coupon, 12/1/28, Ser. A (FGIC)                                    Aaa/AAA           140,345
     5,000     5.00%, 12/1/31, Ser. C (FSA)                                           Aaa/AAA         5,137,250
     4,000   Chicago Park Dist. GO, 5.00%, 1/1/29, Ser. D (FGIC)                      Aaa/AAA         4,109,680
     7,000   Chicago Motor Fuel Tax Rev., 5.00% 1/1/33, Ser. A (AMBAC)                Aaa/AAA         7,213,640
     5,056   Chicago, Special Assessment, 6.625%-6.75%, 12/1/22-12/1/32                NR/NR          5,190,910
     2,500   Chicago Water Rev., 5.00% 11/1/31 (AMBAC)                                Aaa/AAA         2,568,075
     2,500   Cook Cnty., GO, 5.125%, 11/15/26, Ser. A (FGIC)                          Aaa/AAA         2,584,850
     9,325   Educational Facs. Auth. Rev., 5.00%-5.25%, 7/1/33-7/1/41, Ser. A         Aa1/AA          9,705,461
     1,175   Health Facs. Auth., Rev., Elmurst Memorial Healthcare,
               5.50%, 1/1/22                                                           A2/NR          1,231,341
     9,045   Metropolitan Pier & Exposition Auth., Dedicated State Tax Rev.,
               5.25%, 6/15/42 (MBIA)                                                  Aaa/AAA         9,515,792
     4,300   Round Lake, Special Tax Rev., 6.70%, 3/1/33                               NR/NR          4,559,290
     3,050   University, Rev., 5.00%, 4/1/30, Ser. A (AMBAC)                          Aaa/AAA         3,129,514
                                                                                                   ------------
                                                                                                     57,398,473
                                                                                                   ------------
             INDIANA--4.0%
     8,035   Bond Bank, 5.00%, 2/1/33, Ser. A (FSA)                                   Aaa/AAA         8,190,397
     3,000   Brownsburg, 1999 School Bluiding Corp., 5.25% 3/15/25, Ser. A
               (FSA)                                                                  Aaa/AAA         3,216,810
     1,375   Fort Wayne Pollution Control Rev., 6.20%, 10/15/25.                     Baa1/BBB         1,467,469
     5,000   Indianapolis Local Public Improvement Board, Tax Allocation,
               5.00%, 2/1/29, Ser. G (MBIA)                                           Aaa/AAA         5,172,700
     4,500   Michigan City Area Wide School Building Corp., Rev.,
               zero coupon, 1/15/21-1/15/22 (FGIC)                                    Aaa/AAA         1,950,240
     1,000   Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%,
               1/15/22 (AMBAC)                                                        Aaa/AAA         1,046,310
     3,500   State Dev. Finance Auth. Pollution Control Rev, 5.00%
               3/1/30 (AMBAC)                                                         Aaa/AAA         3,545,500
     3,455   Valparaiso, Middle Schools Building Corp. Rev., 5.00%,
               7/15/24 (MBIA)                                                         Aaa/AAA         3,594,167
                                                                                                   ------------
                                                                                                     28,183,593
                                                                                                   ------------
             KENTUCKY--0.9%
     5,000   Dev. Finance Auth. Hospital Facs. Rev., 6.00%, 10/1/19                    A3/A           5,669,650
     1,000   Economic Dev. Finance Auth. Hospital Facs. Rev., 5.25%, 10/1/30          A1/AA-          1,028,260
                                                                                                   ------------
                                                                                                      6,697,910
                                                                                                   ------------

6 PIMCO Municipal Income Funds III Semi-Annual Report  3.31.04

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2004 (unaudited) (continued)

 Principal
  Amount                                                                         Credit Ratings
   (000)                                                                         (Moody's/ S&P)       Value
--------------------------------------------------------------------------------------------------------------
           LOUISIANA--1.1%
 $ 5,000   Public Facs. Auth. Rev., 5.50%, 5/15/32, Ser. B                            A3/NR       $  5,144,000
   2,595   Tobacco Settlement Financing Corp., 5.875%, 5/15/39, Ser. 2001B          Baa2/BBB         2,355,196
                                                                                                  ------------
                                                                                                     7,499,196
                                                                                                  ------------
           MASSACHUSETTS--3.6%
   1,000   State Dev. Finance Agcy. Rev., 5.75%, 7/1/33                              NR/BBB          1,024,790
   7,000   State Health & Educational Facs. Auth. Rev., 5.125%, 7/15/37,
             Ser. FF                                                                 Aaa/AAA         7,333,620
   4,910   State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43,
             Ser. H                                                                  Aa3/AA-         5,000,393
   3,225   State Water Pollution Abatement Trust, 5.00%, 8/1/32, Ser. 8              Aaa/AAA         3,340,229
   8,055   State Water Resources Auth., 5.00%, 8/1/32, Ser. J (FSA)                  Aaa/AAA         8,354,163
                                                                                                  ------------
                                                                                                    25,053,195
                                                                                                  ------------
           MICHIGAN--7.3%
   3,000   Detroit City School District, 5.00%, 5/1/33, Ser. B (FGIC)                Aaa/AAA         3,108,360
  10,000   Detroit Water Supply Syst., 5.00%, 7/1/34, Ser. B (MBIA)                  Aaa/AAA        10,328,000
   5,000   State Building Auth., Rev., 5.00%, 10/15/26, Ser. III (FSA)               Aaa/AAA         5,193,300
     175   State Hospital Finance Auth. Rev., Detroit Medical Center,
             5.25%, 8/15/23                                                           Ba3/B            120,428
   4,000   State Hospital Finance Auth. Rev., Henry Ford Health Syst.,
             5.00%, 3/1/17                                                            A1/A-          4,136,360
  20,000   State Hospital Finance Auth. Rev., Trinity Health Credit,
             5.375%, 12/1//30                                                        Aa3/AA-        20,819,800
   5,980   State Hospital Finance Auth. Rev., Oakwood Group, 5.75%-6.00%,
             4/1/22-4/1/32, Ser. A                                                    A2/A           6,247,753
   1,000   Technological University, 5.00%, 10/1/33 (XLCA)                           Aaa/AAA         1,035,880
                                                                                                  ------------
                                                                                                    50,989,881
                                                                                                  ------------
           MINNESOTA--0.9%
   2,400   Upsala Independent School Dist. No. 487, GO, 5.00%,
             2/1/28 (FGIC)                                                           Aaa/Aaa         2,511,360
   4,000   Willmar, GO, 5.00%, 2/1/32 (FSA)                                          Aaa/NR          4,152,920
                                                                                                  ------------
                                                                                                     6,664,280
                                                                                                  ------------
           MISSISSIPPI--0.6%
   4,250   Business Finance Corp., Pollution Control Rev., 5.875%-5.90%,
             4/1/22-5/1/22                                                          Ba1/BBB-         4,305,085
                                                                                                  ------------
           MISSOURI--3.0%
   4,000   Bi State Dev. Agcy., Missouri Illinois Dist., 5.00%, 10/1/32 (FSA)        Aaa/AAA         4,165,600
   4,365   State Environmental Improvement & Energy Resources Auth.,
             Water Pollution Control Rev., 5.00%, 7/1/23, Ser. B                     Aaa/NR          4,595,079
   7,500   State Health & Educational Facs. Auth., Health Facs. Rev.,
             6.25%, 12/1/30                                                           A2/A           8,008,350

                   3.31.04 PIMCO Municipal Income Funds III Semi-Annual Report 7

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2004 (unaudited) (continued)

 Principal
  Amount                                                                          Credit Ratings
   (000)                                                                          (Moody's/ S&P)       Value
--------------------------------------------------------------------------------------------------------------
           MISSOURI (CONCLUDED)
 $ 1,350   St. Louis Industrial Dev. Auth., Housing Dev. Rev., 5.20%, 1/20/36
             (GNMA)                                                                   NR/AAA       $  1,382,157
   3,000   St. Louis Industrial Dev. Auth. Rev., 5.125%,
             12/20/29-12/20/30 (GNMA)                                                 NR/AAA          3,074,970
                                                                                                   ------------
                                                                                                     21,226,156
                                                                                                   ------------
           MONTANA--1.7%
  11,250   Forsyth Pollution Control Rev., 5.00%, 3/1/31 (AMBAC)                      Aaa/AAA        11,740,837
                                                                                                   ------------
           NEVADA--0.6%
   3,355   Henderson Health Care Fac. Rev., 5.125%, 7/1/28                           Baa2/BBB         3,235,193
   1,000   Henderson Local Improvement Dist., 5.80%, 3/1/23                            NR/NR          1,039,720
                                                                                                   ------------
                                                                                                      4,274,913
                                                                                                   ------------
           NEW HAMSPHIRE--0.7%.
   4,750   Manchester Water Works, 5.00%, 12/1/28-12/1/34 (FGIC)                      Aaa/AAA         4,935,080
                                                                                                   ------------
           NEW JERSEY--3.6%
   1,540   Camden Cnty., Improvement Auth. Rev., 6.00%, 2/15/27                       Ba2/NR          1,431,584
     300   Economic Dev. Auth. Industrial Dev. Rev., 7.00%, 10/1/14                   Ba3/NR            305,352
   2,000   Health Care Facs. Financing Auth. Rev., Somerset Medical Center,
             5.50%, 7/1/33                                                            Baa2/NR         3,150,690
   3,000   Health Care Facs. Financing Auth. Rev., Pascack Valley Hospital,
             6.625%, 7/1/36                                                           NR/BB+          2,027,280
   2,500   Middlesex Cnty. Polution Control Auth., Rev., 5.75%, 9/15/32              Baa3/BBB         2,521,525
   2,000   South Port Corp., Rev., 5.10%, 1/1/33                                       NR/A           2,059,240
   1,500   State Educational Fac. Auth. Rev., 6.00%, 7/1/25, Ser. D                    NR/NR          1,561,320
  12,755   Tobacco Settlement Financing Corp., Rev., 6.00%-6.75%,
             6/1/24-6/1/43                                                           Baa2/BBB        12,530,180
                                                                                                   ------------
                                                                                                     25,587,171
                                                                                                   ------------
           NEW MEXICO--0.1%
   1,000   Farmington Pollution Control Rev., 5.80%, 4/1/22                          Baa2/BBB         1,023,450
                                                                                                   ------------
           NEW YORK--5.4%
           Metropolitan Transportation Auth. Rev.,
   5,000     5.00%, 11/15/32, Ser. A (FGIC)                                           Aaa/AAA         5,208,950
  10,000     5.25%, 11/15/32, Ser. B                                                   A2/A          10,555,500
   3,800   State Dorm Auth. Rev., 5.00%, 3/15/32                                       NR/AA          3,921,600
  11,590   State Dorm Auth. Rev., Memorial Sloan-Kettering Center, 5.00%,
             7/1/34, Ser. 1                                                           Aa2/AA         11,943,727
   4,000   State Dorm Auth. Rev., St. Barnabas, 5.125%, 2/1/22, Ser. A
             (FHA)                                                                    Aaa/AAA         4,251,600
   2,000   State Environmental Facs. Corp. Clean Water & Drinking Rev.,
             5.00%, 6/15/28                                                           Aaa/AAA         2,086,740
                                                                                                   ------------
                                                                                                     37,968,117
                                                                                                   ------------

8 PIMCO Municipal Income Funds III Semi-Annual Report  3.31.04

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2004 (unaudited) (continued)

 Principal
  Amount                                                                       Credit Ratings
   (000)                                                                       (Moody's/ S&P)       Value
--------------------------------------------------------------------------------------------------------------
           NORTH CAROLINA--1.4%
 $  2,000  Charlotte-Mecklenberg Hospital Auth., Healthcare Syst. Rev.,
             5.00%, 1/15/33, Ser. A                                                Aa3/AA       $  2,052,740
           Eastern Municipal Power Agcy, Power Syst. Rev.,
    3,795    5.375%, 1/1/17, Ser. C                                               Baa3/BBB         4,046,609
    4,000    5.125%, 1/1/23-1/1/26, Ser. D                                        Baa3/BBB         4,007,900
                                                                                                ------------
                                                                                                  10,107,249
                                                                                                ------------
           OHIO--0.4%
    2,500  Lorian Cnty. Hospital Rev., 5.375%, 10/1/30                             A1/AA-          2,573,950
                                                                                                ------------
           PENNSYLVANIA--2.7%
    4,350  Allegeny Cnty. Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B         B2/B           4,832,502
    1,500  Cumberland Cnty. Muni Auth. Retirement Community Rev., 7.25%,
             1/1/35, Ser. A                                                         NR/NR          1,533,360
    3,250  Delaware River Joint Toll Bridge, Commission Bridge Rev.,
             5.00%, 7/1/28                                                          A2/A-          3,331,965
    3,000  Lehigh Cnty General Purpose Auth. Rev., 5.375%, 8/15/33                Baa2/BBB         3,036,090
    6,300  St. Mary Hospital Auth., Bucks Cnty., 5.00%, 12/1/28
             (pre-refunded @ 101, 6/1/08) (a)                                      Aa2/AA          6,344,037
                                                                                                ------------
                                                                                                  19,077,954
                                                                                                ------------
           PUERTO RICO--0.3%
    2,200  Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN                A3/A-          2,302,850
                                                                                                ------------
           SOUTH CAROLINA--1.0%
    6,700  Jobs Economic Dev. Auth. Economic Dev. Rev., 5.625%, 11/15/30            A3/A-          6,843,916
                                                                                                ------------
           TENNESSEE--4.0%
    1,250  Knox Cnty. Health Educational & Housing Facs. Board, Hospital
             Facs. Rev., 5.25%, 10/1/30                                            A1/AA-          1,292,363
   23,500  Memphis Electric Syst. Rev., 5.00%, 12/1/12, Ser. A                     Aaa/AAA        26,504,475
                                                                                                ------------
                                                                                                  27,796,838
                                                                                                ------------
           TEXAS--12.0%
    1,955  Caddo Mills Independent School Dist., GO, 5.25%, 8/15/39 (PSF)          NR/AAA          2,062,838
    4,135  Canyon Independent School Dist., GO, 5.00%, 2/15/28, Ser. A
             (PSF)                                                                 NR/AAA          4,284,480
    1,300  Comal Cnty. Health Facs. Dev., 6.25%, 2/1/32                           Baa2/BBB         1,335,308
             Denton Independent School Dist. GO,
   33,000    zero coupon, 8/15/26-8/15/31 (PSF)                                    Aaa/AAA         8,335,180
   10,115    5.00%, 8/15/33                                                        Aaa/AAA        10,428,059
           Harris Cnty. Health Facs. Dev. Corp. Rev., Ser. A,
    2,750    5.375%, 2/15/26                                                       NR/AA-          2,833,160
    5,000    5.375%, 7/1/29 (MBIA)                                                 Aaa/AAA         5,240,850
           Harris Cnty. Rev.,
    4,400    5.125% 8/15/31                                                        Aa1/AA+         4,580,268
   19,500    5.125% 8/15/32 (FSA)                                                  Aaa/AAA        20,257,770
    4,005  Houston, GO, 5.00%, 3/1/25 (MBIA)                                       Aaa/AAA         4,150,301

                   3.31.04 PIMCO Municipal Income Funds III Semi-Annual Report 9

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2004 (unaudited) (continued)

 Principal
  Amount                                                                    Credit Ratings
   (000)                                                                    (Moody's/ S&P)       Value
--------------------------------------------------------------------------------------------------------------
           TEXAS (CONCLUDED)
 $  5,000  Houston Water & Sewer Syst Rev., 5.00%, 12/1/30, Ser. A (FSA)        Aaa/AAA      $  5,162,800
    1,800  Irving Independent School Dist., GO, 5.00% 2/15/28 (PSF)             Aaa/AAA         1,865,070
    7,000  Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF)             Aaa/NR          7,194,950
      415  Leander Independent School Dist., GO, 5.00%, 8/15/32 (PSF)           NR/AAA            428,135
    1,500  North Thruway Auth., Dallas North Thruway Syst. Rev., 5.00%,
             1/1/33, Ser. A (AMBAC)                                             Aaa/AAA         1,547,025
    2,105  Northwest Harris Cnty. Muni Utility Dist. No. 16, GO,
             5.30%, 10/1/29 (Radian)                                             NR/AA          2,177,307
    2,500  San Antonio Water Rev., 5.00%, 5/15/32, Ser. A (FSA)                 Aaa/AAA         2,573,775
                                                                                             ------------
                                                                                               84,457,276
                                                                                             ------------
           UTAH--0.9%
    4,100  Salt Lake Cnty Hospital Rev., 5.125%, 2/15/33 (AMBAC)                Aaa/AAA         4,248,625
    1,750  Weber Cnty., Hospital Rev., 5.00%, 5/15/30                           Aa2/AA+         1,760,605
                                                                                             ------------
                                                                                                6,009,230
                                                                                             ------------
           WASHINGTON--7.0%
    6,375  Chelan Cnty. Public Utility Dist No. 001 Cons. Rev., 5.125%,
             7/1/33, Ser. C (AMBAC)                                             Aaa/AAA         6,619,609
   15,000  King Cnty Sewer Rev., 5.00%, 1/1/35, Ser. A (FSA)                    Aaa/AAA        15,385,950
    3,000  Port Seattle, Rev., 5.00%, 9/1/24 (FGIC)                             Aaa/AAA         3,116,670
   24,845  Tobacco Settlement Auth., Tobacco Settlement Rev.,
             6.50%, 6/1/26                                                     Baa2/BBB        24,435,803
                                                                                             ------------
                                                                                               49,558,032
                                                                                             ------------
           WISCONSIN--0.1%
      560  Badger Tobacco Asset Securitization Corp. 6.00%, 6/1/17             Baa2/BBB           545,558
                                                                                             ------------
           Total Municipal Bonds & Notes (cost-$638,954,408)                                  663,047,780
                                                                                             ------------
 VARIABLE RATE NOTES (b)(c)(g)--4.1%
           ILLINOIS--0.3%
    1,990  Dev. Finance Auth., Gas Supply Rev., 23.91%, 2/1/33 (AMBAC)           NR/NR          2,366,289
                                                                                             ------------
           MICHIGAN--1.6%
    4,990  Detroit Sewer Disposal Rev., 24.58%, 7/1/11 (FSA)                    NR/AAA          5,355,468
    4,725  Detroit Water Supply Syst. Rev., 27.32%, 1/1/11 (MBIA)               NR/AAA          5,872,986
                                                                                             ------------
                                                                                               11,228,454
                                                                                             ------------
           TEXAS--1.1%
    2,450  Dallas Area Rapid Transit Rev., 19.96%, 12/1/32 (FGIC)                NR/NR          2,855,744
    1,870  Mansfield Independent School Dist., GO, 23.78%, 2/15/23 (PSF)         NR/NR          2,301,989
    2,060  University Rev., 20.46%, 8/15/33                                      NR/NR          2,471,588
                                                                                             ------------
                                                                                                7,629,321
                                                                                             ------------

10 PIMCO Municipal Income Funds III Semi-Annual Report  3.31.04

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2004 (unaudited) (concluded)

  Principal
   Amount                                                                 Credit Ratings
    (000)                                                                 (Moody's/ S&P)       Value
-------------------------------------------------------------------------------------------------------
             WASHINGTON--1.1%
 $    1,520  King Cnty. Sewer Rev., 24.43%, 7/1/11 (FGIC)                      NR/NR       $  1,848,001
      3,065  Port Tacoma, GO, 26.09%, 12/1/33 (AMBAC)                          NR/NR          3,800,263
      1,510  Seattle Drain & Wastewater Rev., 24.58%, 7/1/10 (FGIC)            NR/NR          1,808,693
                                                                                           ------------
                                                                                              7,456,957
                                                                                           ------------
             Total Variable Rate Notes (cost-$26,066,555)                                    28,681,021
                                                                                           ------------
 VARIABLE RATE DEMAND NOTES (b)(d)--0.5%
             NEW YORK--0.5%
             New York City Municipal Water Finance Auth. Water &
               Sewer Syst. Rev.,
      2,730    1.10%, 4/1/04, Ser. C (FGIC)                                 VMIG1/A-1+        2,730,000
      1,000    1.10%, 4/1/04, Ser. G (FGIC)                                 VMIG1/A-1+        1,000,000
                                                                                           ------------
             Total Variable Rate Notes Demand Notes (cost-$3,730,000)                         3,730,000
                                                                                           ------------
 U.S. TREASURY BILLS (e)--1.5%
     10,480    0.94%-0.96%, 6/3/04-6/17/04 (cost--$10,461,536)                               10,461,731
                                                                                           ------------
             TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN (cost-$679,212,499)--100.4%     705,920,532
                                                                                           ------------
 CALL OPTIONS WRITTEN (f)--(0.4)%
 Contracts   U.S. Treasury Bond Futures, Chicago Board of Trade
-----------
       (920)   Strike Price $114, expires 6/21/04                                            (1,753,750)
       (920)   Strike Price $116, expires 6/21/04                                              (934,375)
                                                                                           ------------
             Total call options written (premiums received-$1,590,045)                       (2,688,125)
                                                                                           ------------
             TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost-$677,622,454+)--100.0%   $703,232,407
                                                                                           ------------

--------------------------------------------------------------------------------
+ The cost of securities for federal income tax purposes is $679,212,499. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $27,295,036 aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $587,003; net unrealized appreciation for federal income tax purposes is $26,708,033.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                  3.31.04 PIMCO Municipal Income Funds III Semi-Annual Report 11

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)

 Principal
   Amount                                                                     Credit Ratings
   (000)                                                                       (Moody's/S&P)       Value
--------------------------------------------------------------------------------------------------------------
 CALIFORNIA MUNICIPAL BONDS & NOTES--85.6%
$ 14,925    ABAG Fin. Auth. Rev., Odd Fellows Home,
              5.20%-5.35%, 11/15/22-11/15/32                                        NR/BBB     $ 15,202,201
  17,100    Alameda Cnty. Tob. Securitization Agy.,
              5.875%-6.00%, 6/1/35-6/1/42                                          Baa2/NR       15,385,905
   2,135    Burbank Pub. Fin. Auth. Rev., San Fernando Redev.,
              5.50%, 12/1/28-12/1/33                                                NR/BBB        2,157,658
   2,000    Butte-Glenn Community College GO,
              5.00%, 8/1/26, Ser. A (MBIA)                                          Aaa/NR        2,084,620
   2,000    Capistrano Univ. School Dist., Community Fac. Dist., Special Tax,
              6.00%, 9/1/32                                                         NR/NR         2,056,280
   1,000    Cathedral City Pub. Fin. Auth. Rev., 5.00%, 8/1/33, Ser A (MBIA)       Aaa/AAA        1,035,840
   5,765    Ceres School Dist. GO, zero coupon, 8/1/28-8/1/29 (FGIC)               Aaa/AAA        1,457,793
   3,895    Chula Vista Community Fac. Dist., Special Tax.,
              5.75%-6.20%, 9/1/26-9/1/33                                            NR/NR         3,958,179
   1,000    Chula Vista Improvement Board Act 1915, Special Assessment,
              6.15%, 9/2/29                                                         NR/NR         1,025,520
   8,000    Contra Costa County Public Financing Auth. Tax Collection Rev.
              5.625%, 8/1/33                                                        NR/BBB        8,212,320
   3,775    Cucamonga School Dist., CP,
              5.20%, 6/1/27                                                         NR/A-         3,849,368
   5,205    Eastern California Municipal Water Dist., Special Tax,
             5.75%-6.10%, 9/1/27-9/1/33                                            NR/NR          5,238,733
     500    Franklin-McKinley School Dist., GO,
              5.00%, 8/1/27, Ser. B (FSA)                                          Aaa/AAA          520,765
   5,000    Fremont Califonia Community Facilities Dist., Special Tax,
              6.30%, 9/1/31                                                         NR/NR         5,133,950
   9,500    Fresno School Dist., GO,
              6.00%, 8/1/26, Ser. A (MBIA)                                         Aaa/AAA       11,584,680
   9,380    Glendale Elec. Works Rev.,
              5.00%, 2/1/27-2/1/32 (MBIA)                                          Aaa/AAA        9,733,980
  56,490    Golden St. Tobacco Securitization Corp. Rev.,
              6.25%-6.75%, 6/1/33-6/1/39                                           Baa2/BBB      55,619,579
   2,000    Health Facilities Financing Auth. Rev.,
              6.25%, 8/15/35, Ser. A                                                A1/A+         2,252,760
  16,000    Health Facilities Financing Auth. Rev.,
              5.00%, 3/1/33-11/1/33, Ser. A                                        Aaa/AAA       16,207,280
   2,750    Infrastructure & Economic Development Bank Rev.,
              5.25%, 10/1/33                                                        Aa3/NR        2,872,485
   2,500    Institute of Technology Educational Fac. Auth. Rev.,
              5.00%, 10/1/32, Ser. A                                               Aaa/AAA        2,594,800
            Kaiser Assistance Corp., Infrastructure & Economic Dev. Rev.,
   8,000      5.55%, 8/1/31, Ser. A                                                  NR/A         8,397,040
   3,000      5.50%, 8/1/31, Ser. B                                                  A2/A         3,137,760
   5,000    Kaiser Permanente Health Facs. Fin. Auth. Rev.,
              5.00%, 10/1/18, Ser. B                                                 A3/A         5,401,650

12 PIMCO Municipal Income Funds III Semi-Annual Report  3.31.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited) (continued)

 Principal
   Amount                                                                     Credit Ratings
   (000)                                                                       (Moody's/S&P)       Value
--------------------------------------------------------------------------------------------------------------
$ 3,725    La Mesa-Spring Valley School Dist. GO,
             5.00%, 8/1/26, Ser. A (FGIC)                                       Aaa/AAA     $  3,868,599
  1,400    La Quinta California Redevelopment Agency, Tax Allocation,
             5.10%, 9/1/31(AMBAC)                                               Aaa/AAA        1,453,984
  4,070    Lancaster Financing Auth. Tax Allocation Rev.,
             4.75%, 8/1/33-2/1/34 (MBIA)                                        Aaa/AAA        4,082,535
    825    Lee Lake Water Dist. Community Facilities Dist., Special Tax,
             6.125, 9/1/32                                                       NR/NR           847,646
           Los Angeles Unified School Dist. GO,
  3,000      5.00%, 1/1/28, Ser. A (MBIA)                                       Aaa/AAA        3,148,740
  7,650      5.125%, 1/1/27, Ser. E                                             Aaa/AAA        7,959,519
  5,000    Los Osos Community Wastewater Svcs., Dist. 1,
             5.00%, 9/2/33 (MBIA)                                                NR/AAA        5,177,900
  2,455    Loyola-Marymount Educational Facs. Auth. Rev.,
             zero coupon, 10/1/34 (MBIA)                                         Aaa/NR          493,774
  1,000    Lynwood Unified School Dist.,
             5.00%, 8/1/27, Ser. A (FSA)                                         Aaa/NR        1,041,530
  2,180    Murrieta Valley Unified School Dist., Special Tax,
             6.40%, 9/1/24                                                       NR/NR         2,264,475
  3,550    Northern California Ret. Officers, State Health Fac. Fin. Auth.
             Rev., 5.125%-5.250%, 1/1/22-1/1/26                                  NR/BBB        3,607,680
  5,000    Oakland CA, GO,
             5.00%, 1/15/33, Ser. A (MBIA)                                      Aaa/AAA        5,175,650
  2,530    Oakland Redev. Agcy., Tax Allocation,
             5.25%, 9/1/27-9/1/33                                                NR/A-         2,577,326
  5,000    Orange Cnty. Community Facilities Dist., Special Tax,
             5.55%, 8/15/33, Ser. A                                              NR/NR         5,022,850
  5,000    Orange Cnty. Unified School Dist., CP,
            4.75%, 6/1/29                                                       Aaa/AAA        5,000,400
  1,000    Orange Cnty. Water Dist., CP,
             5.00%, 8/15/28-8/15/34 (MBIA)                                      Aaa/AAA        1,040,900
  2,000    Palm Desert Fin. Auth. Rev., Tax Allocation,
             5.00%, 4/1/25, Ser. A (MBIA)                                       Aaa/AAA        2,092,840
  1,410    Ponoma Public Fin. Auth. Rev.,
             5.00%, 12/1/37 (MBIA)                                              Aaa/AAA        1,458,969
  3,385    Poway Unified School Dist., Special Tax,
             6.05%-6.125%, 9/1/25-9/1/33                                         NR/NR         3,460,927
  7,680    Rowland Unified School Dist., GO,
             5.00%, 8/1/28, Ser. B (FSA)                                        Aaa/AAA        7,993,037
  1,500    Sacramento City Fin. Auth. Rev.,
             6.25%, 9/1/23, Ser. A                                               NR/NR         1,551,645
    480    San Diego Unified School Dist. GO,
             5.00%, 7/1/26, Ser. C (FSA)                                        Aaa/AAA          500,155
 19,425    San Diego Unified School Dist. GO,
             5.00%, 7/1/26-7/1/28, Ser. E (FSA)                                 Aaa/AAA       20,227,766
  1,500    San Diego Univ. Auxiliary Foundation Organization,
             5.00%, 3/1/27, Ser. A (MBIA)                                       Aaa/AAA        1,554,420

                  3.31.04 PIMCO Municipal Income Funds III Semi-Annual Report 13

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited) (continued)

 Principal
   Amount                                                           Credit Ratings
   (000)                                                             (Moody's/S&P)       Value
--------------------------------------------------------------------------------------------------------------
$ 3,000    San Jose Libraries & Parks Proj., GO,
             5.125%, 9/1/31                                              Aa1/AA+     $  3,128,370
  4,225    San Mateo Cnty. Community College Dist.,
             5.00%, 9/1/26, Ser. A (FGIC)                                Aaa/AAA        4,389,310
 16,085    Santa Ana School Dist. GO,
             zero coupon, 8/1/26-8/1/32, Ser. B (FGIC)                   Aaa/AAA        4,166,144
  1,250    Santa Clara Valley Transportation Auth. Sales Tax Rev.,
             5.00%, 6/1/26, Ser. A (MBIA)                                Aaa/AAA        1,292,438
  6,000    Santa Margarita Community Fac. Water Dist., Special Tax,
             6.25%, 9/1/29                                                NR/NR         6,197,305
  1,205    Sequoia Unified High School Dist. GO,
             5.00%, 7/1/23-7/1/24 (MBIA)                                  Aaa/NR        1,265,864
 11,175    Simi Valley Community Dev. Agy., Tax Allocation,
             5.00%, 9/1/25-9/1/30 (FGIC)                                 Aaa/AAA       11,594,019
  4,250    Sonoma Cnty Jr. College Dist.,
             5.00%, 8/1/27, Ser. A (FSA)                                 Aaa/AAA        4,426,503
  1,000    Sonoma Cnty Water Agy. Rev.,
             5.00%, 7/1/32, Ser. A (MBIA)                                Aaa/AAA        1,036,440
           South Tahoe Joint Powers Financing Auth.,
  2,500      5.125%, 10/1/09                                              NR/NR         2,572,800
  4,425      5.45%, 10/1/33                                              NR/BBB-        4,437,036
 14,900    Southern CA. Public Power Auth.,
             5.00%, 7/1/33 (AMBAC)                                       Aaa/AAA       15,445,638
  4,095    State Dept. Vet. Affairs Home Purchase Rev.,
             5.35%, 12/1/27, Ser. A (AMBAC)                              Aaa/AAA        4,242,829
           State Public Works Board Lease Rev.,
  5,385      5.00%, 10/1/19                                              A3/BBB-        5,532,010
  4,600      5.00%, 4/1/28, Ser. A                                       Aa2/AA-        4,700,188
  1,105      5.375 4/1/28                                               Baa2/BBB-       1,062,535
  6,300    Statewide Community Dev. Auth. CP, Internext Group,
             5.50%, 11/15/33, Ser. A                                      NR/BBB        6,458,886
  3,505    Statewide Community Dev. Auth. CP, Internext Group,
             5.375%, 4/1/30                                              NR/BBB-        3,430,519
           Statewide Community Dev. Auth. Rev.,
 15,000      5.50%, 10/1/33, Ser. A                                        A3/A        15,692,400
 10,000      5.50% 8/15/34, Ser. B                                        A1/AA-       10,372,200
  2,500      7.25%, 10/1/33                                               NR/NR         2,578,750
  1,795    Sunnyvale Water & Wastewater Rev.,
             5.00%, 10/1/26 (AMBAC)                                      Aaa/AAA        1,858,435
  2,000    Tamalpais Unified High School Dist. GO,
             5.00%, 8/1/26 (MBIA)                                        Aaa/AAA        2,077,100
  2,000    Temecula Public Financing Auth.,
             6.00%, 9/1/33, Ser. A                                        NR/NR         2,050,560
  2,950    Torrance Memorial Med. Ctr. Hosp. Rev.,
             5.50%, 6/1/31                                                A1/A+         3,057,587
  4,000    Vernon Electric Syst. Rev.,
             5.50%, 4/1/33                                               Aaa/BBB+       4,143,080

14 PIMCO Municipal Income Funds III Semi-Annual Report  3.31.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited) (continued)

Principal
  Amount                                                                 Credit Ratings
  (000)                                                                   (Moody's/S&P)        Value
--------------------------------------------------------------------------------------------------------------
$  2,500     William S Hart Union High School Dist., Special Tax,
               6.00%, 9/1/33                                                    NR/NR      $  2,557,525
   2,750     Woodland Fin. Auth. Lease Rev.,
               5.00%, 3/1/32                                                   Aaa/AAA        2,867,370
             Total California Municipal Bonds & Notes (cost-$397,789,899)                  ------------
 PUERTO RICO MUNICIPAL BONDS & NOTES--1.0%                                                  409,358,254
             PUERTO RICO--1.0%                                                             ------------
   1,800     Commonwealth Hwy. & Transmission Auth. Rev.,
               5.375%, 7/1/36, Ser. D                                           Baa1/A        1,929,060
   1,500     Electric Power Auth. Power Rev.,
               5.125%, 7/1/29, Ser NN                                           A3/A-         1,570,125
   1,080     Gov't Fac. Public Buildings Auth. Rev.,
               5.25%, 7/1/36, Ser. D                                           Baa1/A-        1,136,689
                                                                                           ------------
             Total Puerto Rico Municipal Bonds & Notes (cost-$4,437,589)                      4,635,874
                                                                                           ------------
 CALIFORNIA VARIABLE RATE NOTES (b)(c)(g)--6.4%
   1,465     California Infrastructure & Economic Development Bank Rev.,
               20.09%, 7/1/29 (AMBAC)                                           NR/NR         1,748,800
             Los Angeles Unified School Dist., GO, RITES,
             Clark Cnty. School Dist.,
   2,090     22.72%, 1/1/11 Ser. 1763-A (MBIA)                                  NR/NR         3,365,025
   1,745     20.22%, 1/1/23 Ser. 1763-B (MBIA)                                  NR/NR         1,844,343
   2,020     Los Angeles Water and Power Rev.,
               18.80%, 1/1/25                                                   NR/NR         2,370,894
     800     Orange Cnty. Water Dist., CP,
               25.78%, 1/1/25 (MBIA)                                            NR/NR         1,004,592
     710     Pajaro Valley Unified School Dist., GO,
               26.12%, 8/1/11                                                   NR/NR           770,080
   1,170     Pasadena Water Rev.,
               20.89%, 6/1/27 (FGIC)                                            NR/NR         1,404,702
   1,545     Sacramento Cnty. Water Financing Auth. Rev.,
               26.12%, 6/1/11 (AMBAC)                                           NR/NR         1,938,419
   1,150     Sacramento Municipal Utility Dist.,
               25.95%, 2/15/11 (MBIA)                                           NR/NR         1,235,169
   1,725     San Diego Community College Dist.,
               26.11%, 5/1/11 (FSA)                                             NR/NR         1,862,655
   1,130     San Marcos Public Facilities Auth. Tax Allocation Rev.,
               25.92%, 2/1/11 (FGIC)                                            NR/NR         1,419,585
   1,130     San Marcos Public Facilities Auth. Tax Allocation Rev.,
               25.92%, 8/1/11 (FGIC)                                            NR/NR         1,213,371
   1,680     Southern CA. Public Power Auth.,
               27.26%, 7/1/11 (AMBAC)                                           NR/NR         1,803,043
   6,980     University of CA. Rev.,
               25.76%, 9/1/31-9/1/34 (FSA)                                      NR/NR         8,622,921
                                                                                           ------------
             Total California Variable Rate Notes (cost-$33,134,556)                         30,603,599
                                                                                           ------------

                  3.31.04 PIMCO Municipal Income Funds III Semi-Annual Report 15

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited) (concluded)

Principal
  Amount                                                                 Credit Ratings
  (000)                                                                   (Moody's/S&P)        Value
--------------------------------------------------------------------------------------------------------------
CALIFORNIA VARIABLE RATE DEMAND NOTES (b)(d)--6.0%
$1,000      Anaheim Union High School Dist., CP,
              1.00%, 4/1/04 (FSA)                                                 Aaa/AAA      $  1,000,000
 1,750      Bay Area Toll Auth., Toll Bridge Rev.,
              0.99%, 4/1/04 (AMBAC)                                              VMIG1/A-1+       1,750,000
 3,750      California Pollution Control Financing Auth.,
              0.95%, 4/1/04                                                      VMIG1/A-1+       3,750,000
 2,000      East Bay Muni. Util. Dist. Water Syst. Rev.,
              1.01%, 4/7/04, Ser. A (FSA)                                        VMIG1/A-1+       2,000,000
 4,800      Irvine Ranch Water Dist.,
              0.96%-1.10%, 4/1/04                                                 NR/A-1+         4,800,000
 1,800      Irvine Unified School Dist., Special Tax,
              1.10%, 4/1/04                                                       VMIG1/NR        1,800,000
 1,500      Los Angeles County Metropolitan Transportation Auth., Sales Tax,
              1.00%, 4/1/04, Ser. A                                               Aaa/AAA         1,500,000
 1,225      Los Angeles Water and Power Waterworks Rev.,
              1.10%, 4/1/04                                                        Aa3/AA         1,225,000
 1,000      Long Beach Unified School Dist.,
              1.00%, 4/1/04 (AMBAC)                                                Aaa/NR         1,000,000
            Metropolitan Water Dist., Southern CA Waterworks Rev.,
 1,000        1.00%, 4/1/04, Ser. A (AMBAC)                                      VMIG1/A-1+       1,000,000
 1,000        1.10%, 4/1/04, Ser C-1                                             VMIG1/A-1+       1,000,000
 1,500        1.03%, 4/1/04, Ser C-2                                             VMIG1/A-1+       1,500,000
 3,100      Orange Cnty. Sanitation Dist. CP,
              1.10%, 4/1/04 (AMBAC)                                              VMIG1/A-1+       3,100,000
 3,350      Sutter Health Fac. Auth. Rev.,
              1.05%, 4/1/04, Ser. B (AMBAC)                                      VMIG1/A-1+       3,350,000
                                                                                               ------------
            Total California Variable Rate Demand Notes (cost-$25,050,000)                       28,775,000
                                                                                               ------------
U.S. TREASURY BILLS (e)-1.4%
 6,685      0.94%-0.97%, 6/3/04-6/17/04 (cost-$6,673,320)                         Aaa/AAA         6,673,409
                                                                                               ------------
            TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN (cost-$467,085,364+)--100.4%          480,046,136
                                                                                                ------------
CALL OPTIONS WRITTEN (f)--(0.4)%
Contracts
-------
            U.S. Treasury Bond Futures, Chicago Board of Trade
  (583)     Strike Price $116, expires 5/21/04                                                     (592,109)
  (583)     Strike Price $114, expires 5/21/04                                                   (1,111,344)

            Total call options written (premium received-$1,007,605)                           ------------
                                                                                                 (1,703,453)
                                                                                               ------------
            TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost-$466,077,759)--100%           $478,342,683
                                                                                               ------------

--------------------------------------------------------------------------------
+ The cost of securities for federal income tax purposes is $467,085,364. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $15,520,820; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $2,560,048; net unrealized appreciation for federal income tax purposes is $12,960,772.


16 PIMCO Municipal Income Funds III Semi-Annual Report 3.31.04
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2004 (unaudited)

 Principal
  Amount                                                                      Credit Ratings
   (000)                                                                      (Moody's/S&P)        Value
--------------------------------------------------------------------------------------------------------------
 NEW YORK MUNICIPAL BONDS & NOTES--83.2%
 $ 2,800   East Rochester Housing Auth. Rev., St. Mary's Residence Proj.,
             5.375%, 12/20/22 (LC:GNMA)                                             NR/AAA      $ 3,007,676
   1,000   Long Island Power Auth., Elec. Syst. Rev., 5.00%, 9/1/27, Ser. C        Baa1/A-        1,017,980
   5,000   Metropolitan Transportation Auth. Rev., 5.00%, 11/15/31,
             Ser. F (MBIA)                                                         Aaa/AAA        5,194,700
   1,000   Monroe Tobacco Securitization Corp., Tobacco Settlement Rev.,
             6.375%, 6/1/35                                                        Baa2/BBB       1,011,610
   2,000   Nassau Cnty. Tobacco Settlement Corp., 6.60%, 7/15/39                  Baa2/BBB-       2,033,560
  10,445   New York City GO, Ser. I, 5.00%-5.375%, 3/1/27-3/1/33                     A2/A        10,730,957
   1,000   New York City Muni. Water Auth. Rev., 5.00%, 6/15/29, Ser. F             Aa2/AA        1,034,720
   5,000   New York City Muni. Water Fin. Auth., Water & Sewer Syst.
             Rev., 5.00%, 6/15/32, Ser. A                                           Aa2/AA        5,164,300
   1,000   New York City Muni. Water Fin. Auth., Water & Sewer Syst.
             Rev., 5.00%, 6/15/35, Ser. C                                           Aa2/AA        1,037,940
   1,000   Niagara Falls Public Water & Sewer Syst. Rev., 5.00%, 7/15/34,
             Ser. A (MBIA)                                                         Aaa/AAA        1,040,600
   6,105   Sachem Central School Dist., GO, 5.00%, 6/15/29-6/15/30 (MBIA)          Aaa/AAA        6,361,527
   2,000   Schenectady Indl. Dev. Agy., Union College Fac. Rev., 5.00%
             7/1/32, Ser. A (AMBAC)                                                 Aaa/NR        2,080,920
   2,995   State Community Tobacco Settlement Trust, 5.625%, 6/1/35                Baa2/BBB       2,869,719
   2,000   State Dormitory Auth. Rev., Barnard College, 4.75%, 7/1/35
             (AMBAC)                                                                Aaa/NR        2,009,540
   2,000   State Dormitory Auth. Rev., Columbia Univ., 5.00%, 7/1/24, Ser. A       Aaa/AAA        2,105,680
   1,000   State Dormitory Auth. Revs., FHA-NY & Presbyterian Hospital,
             4.75%, 8/1/27 (AMBAC)                                                 Aaa/AAA        1,008,030
   2,250   State Dormitory Auth. Rev., Jewish Board Family & Children,
             5.00%, 7/1/33 (AMBAC)                                                 Aaa/AAA        2,341,035
   4,500   State Dormitory Auth. Revs., Lenox Hill Hospital, 5.50%, 7/1/30          A3/NR         4,727,520
   6,040   State Dormitory Auth. Rev., Long Island Univ., 5.00%,
             9/1/23-9/1/32, Ser. A (Radian)                                         NR/AA         6,218,165
   3,000   State Dormitory Auth. Rev., Lutheran Medical Hosp., 5.00%,
             8/1/31 (MBIA)                                                         Aaa/AAA        3,119,130
   3,750   State Dormitory Auth. Revs., Memorial Sloan-Kettering Center,
             5.00%, 7/1/34, Ser. 1                                                  Aa2/AA        3,864,450
   4,000   State Dormitory Auth. Rev., Mount Saint Mary College, 5.00%,
             7/1/27-7/1/32 (Radian)                                                 NR/AA         4,116,000
   1,000   State Dormitory Auth. Rev., New York Univ., 5.00%, 7/1/31,
             Ser. 2 (AMBAC)                                                        Aaa/AAA        1,033,650
   6,150   State Dormitory Auth. Rev., North General Hosp., 5.00%, 2/15/25          NR/AA-        6,295,570
   1,000   State Dormitory Auth. Revs., North Shore L.I. Jewish Group,
             5.50%, 5/1/33                                                          A3/NR         1,036,810
   3,600   State Dormitory Auth. Rev., Personal Income Tax, 5.00%, 3/15/32          NR/AA         3,715,200
   3,740   State Dormitory Auth. Rev., Saint Barnabas, 5.00%, 2/1/31,
             Ser. A (AMBAC)                                                        Aaa/AAA        3,881,522
   1,000   State Dormitory Auth. Rev., School Dist. Financing, 5.00%,
             10/1/30, Ser. D (MBIA)                                                Aaa/AAA        1,039,240

                  3.31.04 PIMCO Municipal Income Funds III Semi-Annual Report 17

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2004 (unaudited) (continued)

 Principal
  Amount                                                                      Credit Ratings
   (000)                                                                      (Moody's/S&P)        Value
--------------------------------------------------------------------------------------------------------------
 $  1,500  State Dormitory Auth. Rev., Teachers College, 5.00%, 7/1/32
             (MBIA)                                                                 Aaa/NR      $  1,555,230
    3,120  State Dormitory Auth. Revs., Winthrop Univ., 5.50%-5.75%,
             7/1/28-7/1/32, Ser. A                                                 Baa1/NR         3,270,407
    1,900  State Urban Development Corp. Rev., 5.00%, 3/15/33, Ser. C-1             A1/AA          1,953,770
    5,000  Triborough Bridge & Tunnel Auth. Rev., 5.00% 11/15/32, Ser. B           Aa3/AA-         5,173,000
    2,000  Warren & Washington Cnty. Indl. Dev. Agy. Fac. Rev., 5.00%,
             12/1/35, Ser. A (FSA)                                                 Aaa/AAA         2,068,000
    1,250  Westchester Cnty. Indl Dev. Agency. Continuing Care, 6.50%, 1/1/34       NR/NR          1,268,963
                                                                                                ------------
           Total New York Municipal Bonds & Notes (cost-$100,642,349)                            104,387,121
                                                                                                ------------
 OTHER MUNICIPAL BONDS & NOTES--7.5%
           CALIFORNIA--4.4%
    5,560  Golden St. Tobacco Securization Corp. Rev., 6.75%,
             6/1/39, Ser. 2003 A-1                                                 Baa2/BBB        5,485,774
                                                                                                ------------
           DISTRICT OF COLUMBIA--0.1%
      175  Tobacco Settlement Financing Corp., 6.50%, 5/15/33                      Baa2/BBB          168,366
                                                                                                ------------
           PUERTO RICO--2.6%
    2,280  Children Trust Fund Puerto Rico Tobacco Settlement Rev.,
             5.50%-5.625%, 5/15/39-5/15/43                                         Baa2/BBB        2,234,311
    1,000  Electric Power Auth. Rev., 5.125%, 7/1/29, Ser. NN                       A3/A-          1,046,750
                                                                                                ------------
                                                                                                   3,281,061
                                                                                                ------------
           SOUTH CAROLINA--0.3%
      370  Tobacco Settlement Auth., Tobacco Settlement Rev., 6.375%,
             5/15/30, Ser. B                                                       Baa2/BBB          350,875
                                                                                                ------------
           WASHINGTON--0.1%
      135  Tobacco Settlement Auth., Tobacco Settlement Rev.,
             6.625%, 6/1/32                                                        Baa2/BBB          131,215
                                                                                                ------------
           Total Other Municipal Bonds & Notes (cost-$8,449,083)                                   9,417,291
                                                                                                ------------
 NEW YORK VARIABLE RATE NOTES (b)(c)(g)--8.0%
    1,555  Metropolitan Transportation Auth. Rev., RITES 16.19%, 11/15/32,
             Ser. 862 (FGIC)                                                        Aaa/NR         1,814,934
    1,205  State Dormitory Auth. Revs., RITES, 21.91508%, 7/1/26                   Aaa/AAA         1,487,235
             State Environmental Facs. Corp., State Clean Water & Drinking,
    1,005    19.86315%, 7/15/23, RITES-A-PA-1165                                    NR/AAA         1,067,220
    1,560    19.86315%, 7/15/27, RITES-B-PA-1165                                    NR/AAA         1,658,764
    1,845  State Housing Fin. Agy., Personal Income Tax., 16.18%,
             3/15/33, Ser. 859                                                      NR/AA          1,845,000
    2,000  Triborough Bridge & Tunnel Auth. Rev., 8.72%, 11/15/32
             (MBIA) (h)                                                             NR/NR          2,167,400
                                                                                                ------------
           Total New York Variable Rate Notes (cost-$9,100,698)                                   10,040,553
                                                                                                ------------

18 PIMCO Municipal Income Funds III Semi-Annual Report  3.31.04

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2004 (unaudited) (concluded)

 Principal
  Amount                                                                      Credit Ratings
   (000)                                                                      (Moody's/S&P)        Value
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS (e)--1.7%
$ 2,125   0.916%--0.9425%, 6/3/04--6/17/04 (cost $2,121,074)                      Aaa/AAA       $  2,121,105
                                                                                                ------------
          TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN (cost-$120,313,204+)--100.4%            125,966,070
                                                                                                ------------

CALL OPTIONS WRITTEN (f)--(0.4)%
Contracts   U.S. Treasury Bond Futures, Chicago Board of Trade
---------
   (196)   Strike Price $114, expires 5/21/04                                                       (373,625)
   (196)   Strike Price $116, expires 5/21/04                                                       (199,063)
                                                                                                ------------
          Total call options written (premium received-$338,749)                                    (572,688)
                                                                                                ------------
          TOTAL INVESTMENTS, NET OF CALL OPTONS WRITTEN (cost-$119,974,455)--100%               $125,393,382
                                                                                                ------------

--------------------------------------------------------------------------------
+ The cost basis of securities for federal income tax purposes is $120,313,204. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $5,743,346; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $90,480; net unrealized appreciation for federal income tax purposes is $5,652,866.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                  3.31.04 PIMCO Municipal Income Funds III Semi-Annual Report 19

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2004 (unaudited) (concluded)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS:

(a) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
(b) Variable Rate Notes--instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At March 31, 2004, these securities amounted to $28,681,021 or 4.1% of total investments, $30,603,599 or 6.4% of total investments and $10,040,553 or 8.0% of total investments, respectively, for Municipal III, California Municipal III and New York Municipal III.
(d)  Maturity date shown is date of next call.
(e) All or partial principal amount segregated as initial margin on futures contracts.
(f)  Non-income producing security.
(g) Residual Interest Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

--------------------------------------------------------------------------------
GLOSSARY


ABAG-Association of Bay Area Government
AMBAC-insured by American Municipal Bond Assurance Corp.
CP-Certificates of Participation
FGIC-insured by insured Financial Guaranty Insurance Co.
FHA-insured by Federal Housing Administration
FNMA-Federal National Mortgage Association
FSA-insured by Financial Security Assurance, Inc.
GO-General Obligation Bonds
GNMA--Government National Mortgage Association
MBIA-insured by Municipal Bond Investors Assurance
NR-Not Rated
PSF--Public School Fund
Radian-insured by Radian Guaranty Inc.
RITES-Residual Interest Tax Exempt Securities
XLCA--insured by XL Capital Assurance

20 PIMCO Municipal Income Funds III Semi-Annual Report 3.31.04

                       This page intentionally left blank.











                  3.31.04 PIMCO Municipal Income Funds III Semi-Annual Report 21

PIMCO MUNICIPAL INCOME FUNDS III STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

                                                                                  CALIFORNIA          NEW YORK
                                                              MUNICIPAL III     MUNICIPAL III    MUNICIPAL III
                                                            ---------------   ---------------   ---------------

ASSETS:
Investments, at value (cost-$679,212,499, $467,085,364
  and $120,313,204, respectively)                            $705,920,532      $480,046,136      $125,966,070
---------------------------------------------------------    ------------      ------------      ------------
Cash                                                            9,361,557         1,806,134           129,634
---------------------------------------------------------    ------------      ------------      ------------
Receivable for investments sold                                        --         2,236,376         1,122,792
---------------------------------------------------------    ------------      ------------      ------------
Interest receivable                                            11,742,015         7,229,919         1,715,242
---------------------------------------------------------    ------------      ------------      ------------
Prepaid expenses                                                   22,507            10,408             5,007
---------------------------------------------------------    ------------      ------------      ------------
  Total Assets                                                727,046,611       491,328,973       128,938,745
---------------------------------------------------------    ------------      ------------      ------------
LIABILITIES:
Options written, at value (premiums received-$1,590,045,
  $1,007,605, $338,749, respectively)                           2,688,125         1,703,453           572,688
---------------------------------------------------------    ------------      ------------      ------------
Payable for investments purchased                                      --                --         1,040,718
---------------------------------------------------------    ------------      ------------      ------------
Dividends payable to common and preferred shareholders          2,601,643         1,718,987           437,699
---------------------------------------------------------    ------------      ------------      ------------
Payable for variation margin on futures contracts               1,968,313         1,322,063           398,062
---------------------------------------------------------    ------------      ------------      ------------
Investment management fees payable                                307,480           208,177            54,032
---------------------------------------------------------    ------------      ------------      ------------
Accrued expenses                                                  134,990            82,309            50,869
---------------------------------------------------------    ------------      ------------      ------------
  Total Liabilities                                             7,700,551         5,034,989         2,554,068
---------------------------------------------------------    ------------      ------------      ------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION
  VALUE PER SHARE APPLICABLE TO AN AGGREGATE OF
  10,800, 7,400 AND 1,880, SHARES ISSUED AND
  OUTSTANDING, RESPECTIVELY)                                  270,000,000       185,000,000        47,000,000
---------------------------------------------------------    ------------      ------------      ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                 $449,346,060      $301,293,984      $ 79,384,677
---------------------------------------------------------    ------------      ------------      ------------
COMPOSITION OF NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS:
Common Stock:
  Par value $0.00001 per share                               $        310      $        213      $         54
---------------------------------------------------------    ------------      ------------      ------------
  Paid-in capital in excess of par                            440,317,989       302,119,322        77,161,822
---------------------------------------------------------    ------------      ------------      ------------
Dividends in excess of net investment income                     (963,288)         (562,629)         (269,205)
---------------------------------------------------------    ------------      ------------      ------------
Accumulated net realized loss                                  (9,591,169)       (8,095,065)       (1,491,507)
---------------------------------------------------------    ------------      ------------      ------------
Net unrealized appreciation of investments, futures
  contracts and options written                                19,582,218         7,832,143         3,983,513
---------------------------------------------------------    ------------      ------------      ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                 $449,346,060      $301,293,984      $ 79,384,677
---------------------------------------------------------    ------------      ------------      ------------
Common Shares Outstanding                                      31,014,777        21,287,764         5,442,280
---------------------------------------------------------    ------------      ------------      ------------
NET ASSET VALUE PER COMMON SHARE                             $      14.49      $      14.15      $      14.59
---------------------------------------------------------    ------------      ------------      ------------

22 PIMCO Municipal Income Funds III Semi-Annual Report 3.31.04
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS III STATEMENTS OF OPERATIONS
For the six months ended March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

                                                                                  CALIFORNIA          NEW YORK
                                                              MUNICIPAL III     MUNICIPAL III    MUNICIPAL III
                                                            ---------------   ---------------   ---------------

INTEREST INCOME:
Interest                                                     $  20,343,497     $ 14,466,537      $  3,639,604
---------------------------------------------------------    -------------     ------------      ------------
EXPENSES:
Investment management fees                                       2,336,452        1,574,576           411,294
---------------------------------------------------------    -------------     ------------      ------------
Auction agent fees and commissions                                 350,757          236,938            61,726
---------------------------------------------------------    -------------     ------------      ------------
Shareholder reports                                                 65,844           30,425             3,157
---------------------------------------------------------    -------------     ------------      ------------
Custodian and accounting agent fees                                 64,502           66,095            34,526
---------------------------------------------------------    -------------     ------------      ------------
Audit and tax services                                              23,374           18,891            10,470
---------------------------------------------------------    -------------     ------------      ------------
Trustees' fees and expenses                                         19,347           14,843             8,428
---------------------------------------------------------    -------------     ------------      ------------
Transfer agent fees                                                 11,740           13,053            14,284
---------------------------------------------------------    -------------     ------------      ------------
New York Stock Exchange listing fees                                10,688           10,351             6,673
---------------------------------------------------------    -------------     ------------      ------------
Legal fees                                                          10,055            4,817             4,430
---------------------------------------------------------    -------------     ------------      ------------
Insurance expense                                                    8,672            6,461             2,461
---------------------------------------------------------    -------------     ------------      ------------
Investor relations                                                     284            1,982             1,715
---------------------------------------------------------    -------------     ------------      ------------
Miscellaneous                                                        2,472            3,246             3,030
---------------------------------------------------------    -------------     ------------      ------------
  Total expenses                                                 2,904,187        1,981,678           562,194
---------------------------------------------------------    -------------     ------------      ------------
  Less: investment management fees waived                         (539,181)        (363,364)          (94,914)
---------------------------------------------------------    -------------     ------------      ------------
        custody credits earned on cash balances                       (831)          (1,779)             (796)
---------------------------------------------------------    -------------     ------------      ------------
  Net expenses                                                   2,364,175        1,616,535           466,484
---------------------------------------------------------    -------------     ------------      ------------
NET INVESTMENT INCOME                                           17,979,322       12,850,002         3,173,120
---------------------------------------------------------    -------------     ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
---------------------------------------------------------
Investments                                                      1,553,120          411,322            42,917
---------------------------------------------------------    -------------     ------------      ------------
Futures contracts                                              (10,581,560)      (5,872,968)       (2,585,435)
---------------------------------------------------------    -------------     ------------      ------------
Options written                                                  1,836,078           85,722           189,929
---------------------------------------------------------    -------------     ------------      ------------
Net change in unrealized appreciation/depreciation of
  investments, futures contracts and options written            19,615,439       19,008,107         4,403,173
---------------------------------------------------------    -------------     ------------      ------------
Net realized and unrealized gain on investments, futures
  contracts and options written                                 12,423,077       13,632,183         2,050,584
---------------------------------------------------------    -------------     ------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  INVESTMENT OPERATIONS                                         30,402,399       26,482,185         5,223,704
---------------------------------------------------------    -------------     ------------      ------------
DIVIDENDS ON PREFERRED SHARES FROM NET
INVESTMENT INCOME                                               (1,240,100)        (866,531)         (201,390)
---------------------------------------------------------    -------------     ------------      ------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS RESULTING FROM INVESTMENT OPERATIONS            $  29,162,299     $ 25,615,654      $  5,022,314
---------------------------------------------------------    -------------     ------------      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                  3.31.04 PIMCO Municipal Income Funds III Semi-Annual Report 23

PIMCO MUNICIPAL INCOME FUNDS III   STATEMENTS OF CHANGES IN NET ASSETS
                                   APPLICABLE TO COMMON SHAREHOLDERS

--------------------------------------------------------------------------------

                                                                                 MUNICIPAL III
                                                                    ---------------------------------------
                                                                          Six months        For the period
                                                                               ended     October 31, 2002*
                                                                      March 31, 2004               through
                                                                         (unaudited)   September 30, 2003
                                                                    ----------------   --------------------
INVESTMENT OPERATIONS:
Net investment income                                                  $  17,979,322        $  24,191,132
-----------------------------------------------------------------      -------------        -------------
Net realized gain (loss) on investments, futures contracts and
  options written                                                         (7,192,362)          (2,398,807)
-----------------------------------------------------------------      -------------        -------------
Net change in unrealized appreciation/depreciation of
  investments, futures contracts and options written                      19,615,439              (33,221)
-----------------------------------------------------------------      -------------        -------------
Net increase in net assets resulting from investment operations           30,402,399           21,759,104
-----------------------------------------------------------------      -------------        -------------
DIVIDENDS ON PREFERRED SHARES FROM
  NET INVESTMENT INCOME                                                   (1,240,100)          (2,035,317)
-----------------------------------------------------------------      -------------        -------------
Net increase (decrease) in net assets applicable to common
  shareholders resulting from investment operations                       29,162,299           19,723,787
-----------------------------------------------------------------      -------------        -------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                                  (15,463,967)         (24,409,358)
-----------------------------------------------------------------      -------------        -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                        --          441,625,425
-----------------------------------------------------------------      -------------        -------------
Preferred shares underwriting discount charged to paid-in
  capital in excess of par                                                        --           (2,700,000)
-----------------------------------------------------------------      -------------        -------------
Common stock and preferred shares offering costs charged to
  paid-in capital in excess of par                                                --           (1,208,944)
-----------------------------------------------------------------      -------------        -------------
Reinvestment of dividends                                                    478,492            2,038,323
-----------------------------------------------------------------      -------------        -------------
Net increase from capital share transactions                                 478,492          439,754,804
-----------------------------------------------------------------      -------------        -------------
Total increase in net assets applicable to common shareholders            14,176,824          435,069,233
-----------------------------------------------------------------      -------------        -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                      435,169,236              100,003
-----------------------------------------------------------------      -------------        -------------
End of period (including dividends in excess of net investment income of $963,288 and $2,238,543; $562,269 and
  $2,329,413; $269,205 and $628,641; respectively)                     $ 449,346,060        $ 435,169,236
-----------------------------------------------------------------      -------------        -------------
COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                            --           30,829,000
-----------------------------------------------------------------      -------------        -------------
Issued in reinvestment of dividends                                           34,057              144,739
-----------------------------------------------------------------      -------------        -------------
NET INCREASE                                                                  34,057           30,973,739
-----------------------------------------------------------------      -------------        -------------


* Commencement of operations

24 PIMCO Municipal Income Funds III Semi-Annual Report  3.31.04
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

    CALIFORNIA MUNICIPAL INCOME III               NEW YORK MUNICIPAL III
---------------------------------------   --------------------------------------
      Six months         For the period         Six months        For the period
           ended      October 31, 2002*              ended     October 31, 2002*
  March 31, 2004                through     March 31, 2004               through
     (unaudited)     September 30, 2003        (unaudited)    September 30, 2003
----------------   --------------------   ----------------   -------------------

 $  12,850,002        $  15,092,799         $  3,173,120         $  3,831,249
 -------------        -------------         ------------         ------------
    (5,375,924)          (2,719,141)          (2,352,589)             861,082
 -------------        -------------         ------------         ------------
    19,008,107          (11,175,965)           4,403,173             (419,660)
 -------------        -------------         ------------         ------------
    26,482,185            1,197,693            5,223,704            4,272,671
 -------------        -------------         ------------         ------------
      (866,531)          (1,326,256)            (201,390)            (330,543)
 -------------        -------------         ------------         ------------
    25,615,654             (128,563)           5,022,314            3,942,128
 -------------        -------------         ------------         ------------
   (10,216,687)         (16,095,956)          (2,612,294)          (4,129,347)
 -------------        -------------         ------------         ------------
            --          302,744,550                   --           77,698,800
 -------------        -------------         ------------         ------------
            --           (1,850,000)                  --             (470,000)
 -------------        -------------         ------------         ------------
            --             (897,594)                  --             (323,602)
 -------------        -------------         ------------         ------------
       615,561            1,407,016                   --              156,675
 -------------        -------------         ------------         ------------
       615,561          301,403,972                   --           77,061,873
 -------------        -------------         ------------         ------------
    16,014,528          285,179,453            2,410,020           76,874,654
 -------------        -------------         ------------         ------------
   285,279,456              100,003           76,974,657              100,003
 -------------        -------------         ------------         ------------
 $ 301,293,984        $ 285,279,456         $ 79,384,677         $ 76,974,657
 -------------        -------------         ------------         ------------
            --           21,134,000                   --            5,424,000
 -------------        -------------         ------------         ------------
        45,680              101,103                   --               11,299
 -------------        -------------         ------------         ------------
        45,680           21,235,103                   --            5,435,299
 -------------        -------------         ------------         ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                  3.31.04 PIMCO Municipal Income Funds III Semi-Annual Report 25

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Municipal Income Fund III ("Municipal III"), PIMCO California Municipal Income Fund III ("California Municipal III") and PIMCO New York Municipal Income Fund III ("New York Municipal III"), collectively referred to as the "Funds", or "PIMCO Municipal Income Funds III" were organized as Massachusetts business trusts on August 20, 2002. Prior to commencing operations on October 31, 2002, the Funds had no operations other than matters relating to their organization and registration as closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,981 shares of beneficial interest of each Fund at an aggregate purchase price of $100,003 per Fund to Allianz Dresdner Asset Management of America L.P. ("ADAM"). PA Fund Management LLC (the "Investment Manager," formerly known as PIMCO Advisors Fund Management LLC), serves as the Funds' Investment Manager and is an indirect, wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Funds each have an unlimited amount of $0.00001 par value common stock authorized.

Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. New York Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

Municipal III, California Municipal III and New York Municipal III issued 28,850,000, 19,500,000 and 5,000,000 shares of common stock, respectively, in their initial public offerings. An additional 1,979,000, 1,634,000 and 424,000 shares of Municipal III, California Municipal III and New York Municipal III, respectively, were issued in connection with the exercise of the underwriters' over-allotment option on December 13, 2002. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. The Investment Manager agreed to reimburse the amount by which the aggregate of each Fund's organizational and common offering costs (other than the sales load) exceeded $0.03 per share. Common offering costs of $873,326, $634,020 and $162,720 (representing $0.03 per share for each Fund), were offset against the proceeds of the offerings and have been charged to paid-in capital in excess of par. For Municipal III, aggregate common offering costs and organizational expenses were less than $0.03 per common share. Consequently, organizational expenses of $15,000 were expensed in the current period. For California Municipal III and New York Municipal III, aggregate offering costs and organizational expenses exceeded $0.03 per common share, as a result, all organizational expenses and offering costs exceeding $0.03 per common share were reimbursed by the Investment Manager.

In addition, the underwriters commission and offering costs associated with the Funds' issuance of Preferred Shares in the amounts of $2,700,000 and $335,618, $1,850,000 and $263,574 and $470,000 and $160,882, for Municipal III,
California Municipal III and New York Municipal III, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as such exposure would involve claims that may be made against the Funds based upon events that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Funds:

(A) VALUATION OF INVESTMENTS
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Debt securities are valued daily by an independent pricing service approved by the Board of Trustees. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The value of the Funds' investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with


26 PIMCO Municipal Income Funds III Semi-Annual Report  3.31.04

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

reference to fixed income securities whose prices are more readily obtainable. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold.

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(C) FEDERAL INCOME TAXES
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

(D) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(E) OPTION TRANSACTIONS
For hedging purposes, the Funds may purchase and write (sell) put and call options on municipal bonds, U.S. government securities, swap agreements, indexes or futures contracts which are standardized and traded on a U.S. or other exchange, boards of trade, or similar entity, or quoted on an automated quotation system. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written could result in the Funds purchasing a security at price different from the current market price.

(F) RESIDUAL INTEREST MUNICIPAL BONDS (RIBS)
The Funds invest in Residual Interest Municipal Bond ("RIBS") whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. RIBS are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds may be more volatile and less liquid than other Municipal Bonds of comparable maturity. An investment in RIBS typically will involve greater risk than an investment in a fixed rate bond.


                 3.31.04  PIMCO Municipal Income Funds III Semi-Annual Report 27

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

(G) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(H) CUSTODY CREDITS EARNED ON CASH BALANCES
The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

2. INVESTMENT MANAGER AND SUB-ADVISER
Each Fund has entered into an Investment Management Agreement (the "Agreements") with the Investment Manager to serve as Investment Manager to each Fund. Subject to the supervision of each Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager will receive an annual fee, payable monthly, at the annual rate of 0.65% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). In order to reduce Fund expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee for each Fund at the annual rate of 0.15% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of operations through October 31, 2007, and for a declining amount thereafter through October 31, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser"), to manage each Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions for the Funds. The Investment Manager (not the Funds) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.50% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.26% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of the Funds' operations through October 31, 2007, and will receive an increasing amount (not to exceed 0.50% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding) thereafter through October 31, 2009. The Investment Manager informed the Funds that it paid the Sub-Adviser $934,581, $629,830 and $164,518 in connection with sub-advisory services for Municipal III, California Municipal III and New York Municipal III, respectively, for the six months ended March 31, 2004.

3. INVESTMENTS IN SECURITIES
For the six months ended March 31, 2004, purchases and sales of investments, other than short-term securities, were:

                                 California           New York
              Municipal III     Municipal III     Municipal III
-----------   ---------------   ---------------   --------------
Purchases       $77,948,924       $108,565,872      $2,172,270
Sales            20,201,027        117,205,170      10,228,867

(a) Futures contracts outstanding at March 31, 2004:

                                                                  # of    Expiration    Unrealized
Fund                Type                                        Contracts    Date      Depreciation
--------------------------------------------------------------- --------- ----------   ------------
Municipal III             Short: U.S. Treasury 30 Year Bond       2,863     6/21/04      6,027,735
California Municipal III  Short: U.S. Treasury 30 Year Bond       1,923     6/21/04      4,432,781
New York Municipal III    Short: U.S. Treasury 30 Year Bond         579     6/21/04      1,435,414


28 PIMCO Municipal Income Funds III Semi-Annual Report  3.31.04

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

3. INVESTMENTS IN SECURITIES (CONCLUDED)

(b) Transactions in options written for the six months ended March 31, 2004:

                                                         Contracts       Premiums
-------------------------------------------------------------------------------------
Municipal III:
--------------
Options outstanding, September 30, 2003                     1,958      $  2,219,267
Options written                                             7,882         6,813,866
Options expired                                              (266)         (178,437)
Option terminated in closing purchase transactions         (3,916)       (4,526,206)
Options exercised                                          (3,818)       (2,738,445)
                                                         --------      ------------
Options outstanding, March 31, 2004                         1,840      $  1,590,045
                                                         ========      ============
California Municipal III:
-------------------------
Options outstanding, September 30, 2003                     1,161      $  1,256,068
Options written                                             3,751         3,909,726
Option expired                                               (318)         (248,932)
Options terminated in closing purchase transactions        (1,161)       (1,256,068)
Options exercised                                          (2,267)       (2,653,189)
                                                         --------      ------------
Options outstanding, March 31, 2004                         1,166      $  1,007,605
                                                         ========      ============
New York Municipal III:
-----------------------
Options outstanding, September 30, 2003                       274      $    221,207
Options written                                             1,395         1,422,341
Options expired                                               (75)          (50,311)
Options terminated in closing purchase transactions          (548)         (575,523)
Options exercised                                            (654)         (678,965)
                                                         --------      ------------
Options outstanding, March 31, 2004                           392      $    338,749
                                                         ========      ============

4. AUCTION PREFERRED SHARES
Municipal III has issued 2,160 shares of Preferred Shares Series A, 2,160 shares of Preferred Shares Series B, 2,160 shares of Preferred Shares Series C, 2,160 shares of Preferred Shares Series D and 2,160 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal III has issued 3,700 shares of Preferred Shares Series A and 3,700 shares of Preferred Shares Series B each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal III has issued 1,880 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.


                 3.31.04  PIMCO Municipal Income Funds III Semi-Annual Report 29

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

4. AUCTION PREFERRED SHARES (CONCLUDED)

For the six months ended March 31, 2004, the annualized dividend rates ranged from:

                                                  High        Low     At 3/31/04
--------------------------------------------------------------------------------
Municipal III:
--------------
  Series A                                       1.75%       0.73%      1.080%
  Series B                                       1.75%       0.45%      1.099%
  Series C                                       1.30%       0.73%      1.080%
  Series D                                       1.75%       0.45%      1.130%
  Series E                                       1.75%       0.45%      1.160%
California Municipal III:
-------------------------
  Series A                                       1.75%       0.80%       0.90%
  Series B                                       1.75%       0.80%       0.90%
New York Municipal III:
-----------------------
  Series A                                       1.29%       0.45%       0.90%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

5. SUBSEQUENT COMMON DIVIDEND DECLARATIONS
On April 1, 2004, the following dividends were declared to common shareholders payable May 3, 2004 to shareholders of record on April 16, 2004:

  Municipal III                    $0.0831 per common share
  California Municipal III           $0.08 per common share
  New York Municipal III             $0.08 per common share

On May 3, 2004, the following dividends were declared to common shareholders payable June 1, 2004 to shareholders of record on May 14, 2004:

  Municipal III                    $0.0831 per common share
  California Municipal III           $0.08 per common share
  New York Municipal III             $0.08 per common share

6. LEGAL PROCEEDINGS
On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed the Investment Manager that it intended to recommend that the Commission bring civil and administrative actions against the Investment Manager and one of its investment advisory affiliates seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff's investigation of "market timing" and related trading activities in certain open-end investment companies advised by the Investment Manager (the "Subject Funds"). On February 17, 2004, the Attorney General of New Jersey filed a complaint alleging, among other things, that the Sub-Adviser and certain of its affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in the Subject Funds and certain other mutual funds advised by the Sub-Adviser. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On May 6, 2004, the Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that the Investment Manager, certain of its affiliates, and Stephen J. Treadway (the Chief Executive Officer of the Investment Manager as well as the Chairman of the Funds) had among other things, violated and/or aided and abetted violations of various antifraud provisions of the federal securities laws in connection with the alleged "market timing"


30 PIMCO Municipal Income Funds III Semi-Annual Report  3.31.04

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

6. LEGAL PROCEEDINGS (CONCLUDED)

arrangements disussed above. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

The proceedings described above do not allege that any inappropriate activity took place in the Funds and the Funds are not named in the proceedings.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against the Investment Manager, the Sub-Adviser, certain of their affiliates and/or Mr. Treadway and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In such a case, the Investment Manager and the Sub-Adviser would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit the Investment Manager, the Sub Adviser and certain of their affiliates from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

Since February, 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates, various investment companies advised by the Investment Manager and the Sub-Adviser and their boards of trustees have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the specified funds during specified periods or as derivative actions on behalf of the specified funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts and/or the return of fees paid under those contracts and restitution. The Funds have been named in two of the class action lawsuits, one filed in the Southern District of New York and one filed in the District of New Jersey. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in Federal or State Courts naming the Investment Manager, the Sub-Adviser, various investment companies they advise (which may include the Funds), their boards or trustees and/or their affiliates.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, the Investment Manager, the Sub-Adviser and certain of their affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of open-end investment companies advised by the Investment Manager, the Sub-Adviser and their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into the brokerage recognition and revenue-sharing arrangements of these open-end investment companies.

Although it is not possible to predict what, if any, effect the foregoing will have on the market for the Funds' shares, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the operations of the Funds or on the Investment Manager's, or Sub-Adviser's ability to perform their respective investment advisory services to the Funds.


                 3.31.04  PIMCO Municipal Income Funds III Semi-Annual Report 31

PIMCO MUNICIPAL INCOME FUNDS III FINANCIAL HIGHLIGHTS
For a share of common stock outstanding each period:
--------------------------------------------------------------------------------

MUNICIPAL III:                                                  Six months         For the period
                                                                     ended      October 31, 2002*
                                                            March 31, 2004                through
                                                               (unaudited)     September 30, 2003
                                                            --------------     ------------------
Net asset value, beginning of period                            $   14.05            $  14.33**
---------------------------------------------------------      ----------            --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                0.58                0.78
---------------------------------------------------------      ----------            --------
Net realized and unrealized gain (loss) on investments,
  futures contracts and options written                              0.40               (0.08)
---------------------------------------------------------      ----------            --------
Total from investment operations                                     0.98                0.70
---------------------------------------------------------      ----------            --------
DIVIDENDS ON PREFERRED SHARES FROM
  NET INVESTMENT INCOME                                             (0.04)              (0.06)
---------------------------------------------------------      ----------            --------
Net increase in net assets applicable to common shares
  resulting from investment operations                               0.94                0.64
---------------------------------------------------------      ----------            --------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                             (0.50)              (0.79)
---------------------------------------------------------      ----------            --------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                     --               (0.03)
---------------------------------------------------------      ----------            --------
Preferred shares offering costs/underwriting commissions
  charged to paid-in capital in excess of par                          --               (0.10)
---------------------------------------------------------      ----------            --------
Total capital share transactions                                       --               (0.13)
---------------------------------------------------------      ----------            --------
Net asset value, end of period                                  $   14.49             $ 14.05
---------------------------------------------------------      ----------            --------
Market price, end of period                                     $   14.68             $ 14.20
---------------------------------------------------------      ----------            --------
TOTAL INVESTMENT RETURN (1)                                          7.06%               0.05%
---------------------------------------------------------      ----------            --------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                          $  449,346            $435,169
---------------------------------------------------------      ----------            --------
Ratio of expenses to average net assets (2)(3)(4)(5)                 1.05%               0.99%
---------------------------------------------------------      ----------            --------
Ratio of net investment income to average net
  assets (2)(4)(5)                                                   8.01%               6.05%
---------------------------------------------------------      ----------            --------
Preferred shares asset coverage per share                      $   66,602            $ 65,284
---------------------------------------------------------      ----------            --------
Portfolio turnover                                                      3%                 62%
---------------------------------------------------------      ----------            --------


*     Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day for each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1.(h) in Notes to Financial Statements).
(4)   Annualized.
(5) During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.29% (annualized) and 7.77% (annualized), respectively for the six months ended March 31, 2004 and 1.22% (annualized) and 5.82% (annualized), respectively, for the period October 31, 2002 (commencement of operations) through September 30, 2003.


32 PIMCO Municipal Income Funds III Semi-Annual Report  3.31.04
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS III FINANCIAL HIGHLIGHTS
For a share of common stock outstanding each period:
--------------------------------------------------------------------------------

                                                                  Six months        For the period
                                                                       ended      October 31, 2002*
                                                              March 31, 2004               through
CALIFORNIA MUNICIPAL III                                         (unaudited)    September 30, 2003
---------------------------------------------------------   ----------------   --------------------
Net asset value, beginning of period                            $ 13.43           $     14.33**
---------------------------------------------------------       -------           -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                              0.60                  0.71
---------------------------------------------------------       -------           -----------
Net realized and unrealized gain (loss) on investments,
  futures contracts and options written                            0.64                 (0.66)
---------------------------------------------------------       -------           -----------
Total from investment operations                                   1.24                  0.05
---------------------------------------------------------       -------           -----------
DIVIDENDS ON PREFERRED SHARES FROM
  NET INVESTMENT INCOME                                           (0.04)                (0.06)
---------------------------------------------------------       --------          -----------
Net increase (decrease) in net assets applicable to
  common shares resulting from investment operations               1.20                 (0.01)
---------------------------------------------------------       --------          -----------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                           (0.48)                (0.76)
---------------------------------------------------------       --------          -----------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                    --                (0.03)
---------------------------------------------------------       --------          -----------
Preferred shares offering costs/underwriting commissions
  charged to paid-in capital in excess of par                         --                (0.10)
---------------------------------------------------------       --------          -----------
Total capital share transactions                                      --                (0.13)
---------------------------------------------------------       --------          -----------
Net asset value, end of period                                   $ 14.15           $    13.43
---------------------------------------------------------       --------          -----------
Market price, end of period                                      $ 14.19           $    13.62
---------------------------------------------------------       --------          -----------
TOTAL INVESTMENT RETURN (1)                                         7.87%               (4.10)%
---------------------------------------------------------       --------          -----------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                           $301,294           $  285,279
---------------------------------------------------------       --------          -----------
Ratio of expenses to average net assets (2)(3)(4)(5)                1.08%                1.01%
---------------------------------------------------------       --------          -----------
Ratio of net investment income to average net
  assets (2)(4)(5)                                                  8.58%                5.63%
---------------------------------------------------------       --------          -----------
Preferred shares asset coverage per share                       $ 65,712           $   63,539
---------------------------------------------------------       --------          -----------
Portfolio turnover                                                    25%                 123%
---------------------------------------------------------       --------          -----------

*     Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day for each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1.(h) in Notes to Financial Statements).
(4)   Annualized.
(5) During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.32% (annualized) and 8.34% (annualized) respectively for the six months ended March 31, 2004 and 1.24% (annualized) and 5.40% (annualized), respectively, for the period October 31, 2002 (commencement of operations) through September 30, 2003.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                  3.31.04 PIMCO Municipal Income Funds III Semi-Annual Report 33

PIMCO MUNICIPAL INCOME FUNDS III FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:
--------------------------------------------------------------------------------

                                                                  Six months        For the period
                                                                       ended     October 31, 2002*
                                                              March 31, 2004               through
NEW YORK MUNICIPAL III                                           (unaudited)    September 30, 2003
---------------------------------------------------------   ----------------   --------------------
Net asset value, beginning of period                            $ 14.14             $   14.33**
---------------------------------------------------------       -------             ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                              0.58                  0.70
---------------------------------------------------------       -------             ---------
Net realized and unrealized gain on investments, futures
  contracts and options written                                    0.38                  0.08
---------------------------------------------------------       -------             ---------
Total from investment operations                                   0.96                  0.78
---------------------------------------------------------       -------             ---------
DIVIDENDS ON PREFERRED SHARES FROM
  NET INVESTMENT INCOME                                           (0.03)                (0.06)
---------------------------------------------------------       -------             ---------
Net increase in net assets applicable to common shares
  resulting from investment operations                             0.93                  0.72
---------------------------------------------------------       -------             ---------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                           (0.48)                (0.76)
---------------------------------------------------------       -------             ---------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                   --                 (0.03)
---------------------------------------------------------       -------             ---------
Preferred shares offering costs/underwriting commissions
  charged to paid-in capital in excess of par                        --                 (0.12)
---------------------------------------------------------       -------             ---------
Total capital share transactions                                     --                 (0.15)
---------------------------------------------------------       -------             ---------
Net asset value, end of period                                  $ 14.59               $ 14.14
---------------------------------------------------------       -------             ---------
Market price, end of period                                     $ 14.69               $ 13.68
---------------------------------------------------------       -------             ---------
TOTAL INVESTMENT RETURN (1)                                       11.04%                (3.77)%
---------------------------------------------------------       -------             ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                           $79,385              $ 76,975
---------------------------------------------------------       -------             ---------
Ratio of expenses to average net assets (2)(3)(4)(5)               1.17%                 1.14%
---------------------------------------------------------       -------             ---------
Ratio of net investment income to average net
  assets (2)(4)(5)                                                 7.98%                 5.47%
---------------------------------------------------------       -------             ---------
Preferred shares asset coverage per share                       $67,224              $ 65,942
---------------------------------------------------------       -------             ---------
Portfolio turnover                                                    2%                  217%
---------------------------------------------------------       -------             ---------

*     Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day for each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1.(h) in Notes to Financial Statements).
(4)   Annualized.
(5) During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.41% (annualized) and 7.74% (annualized), respectively for the six months ended March 31, 2004, and 1.37% (annualized) and 5.24% (annualized), respectively for the period October 31, 2002 (commencement of operations) through September 30, 2003.


34 PIMCO Municipal Income Funds III Semi-Annual Report  3.31.04
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS III ANNUAL SHAREHOLDER MEETINGS
--------------------------------------------------------------------------------
The Funds held their annual meetings of shareholders on January 13, 2004. Common/Preferred shareholders of each fund voted to elect R. Peter Sullivan III as a Class II Trustee to serve until 2005, Stephen Treadway as a Class III Trustee to serve until 2006 and re-elect Hans W. Kertess as a Class I Trustee to serve until 2007. Preferred shareholders voted to re-elect Robert E. Connor as a Class I Trustee to serve until 2007.

The resulting vote count is indicated below:

                                                                     Withhold
                                                    Affirmative      Authority
--------------------------------------------------------------------------------
Municipal III:
--------------
Election of Stephen Treadway                         27,900,735       361,628
Election of R. Peter Sullivan III                     27,886.850      375,513
Election of Hans W. Kertess*                         27,880,183       382,180
Election of Robert E. Connor                             10,351            21

California Municipal III:
-------------------------
Election of Stephen Treadway                         18,552,254       131,826
Election of R. Peter Sullivan III                    18,547,415       136,665
Election of Hans W. Kertess*                         18,548,082       135,998
Election of Robert E. Connor                              6,749             7

New York Municipal III:
-----------------------
Election of Stephen Treadway                          4,916,542        71,650
Election of R. Peter Sullivan III                     4,917,481        70,711
Election of Hans W. Kertess*                           4,917.481       70,711
Election of Robert E. Connor                              1,715             3
Paul Belica and John J. Dalessandro II* continue to serve as Trustees of the Funds.


----------------
* Preferred Stock Trustee




                 3.31.04  PIMCO Municipal Income Funds III Semi-Annual Report 35

                      This page intentionally left blank.














36 PIMCO Municipal Income Funds III Semi-Annual Report  3.31.04

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway
  Trustee, Chairman & Chairman of the Board
Paul Belica
  Trustee
Robert E. Connor
  Trustee
John J. Dalessandro II
  Trustee
Hans W. Kertess
  Trustee
R. Peter Sullivan III
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Newton B. Schott, Jr.
  Vice President & Secretary
Mark V. McCray
  Vice President
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer
Jennifer A. Patula
  Assistant Secretary


INVESTMENT MANAGER
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105


SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660


TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036


LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of each Fund without examination by independent auditors, who did not express an opinion hereon.

Information on the Funds is available at www.pimcoadvisors.com or by calling 1-800-331-1710

 P  I  M  C  O
---------------
A D V I S O R S
---------------

ITEM 2. CODE OF ETHICS Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT  Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES  Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT  Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES. Disclosure requirement not currently effective

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Advisors Funds website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates," which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. The Registrant has not held an annual shareholder meeting since this became effective, so these procedures have yet to be disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, and this is the first Form N-CSR filing made by the Registrant after Item 9 was added to the Form. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommmendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO California Municipal Income Fund III

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: June 4, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: June 4, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 4, 2004